Other disclosures (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Obligations [Abstract]
Up to 1 Year	R$ 651,207	R$ 670,553	R$ 624,424
Between1 to 5 Years	1,492,289	1,435,970	1,545,101
More than 5 Years	147,125	167,868	288,420
Total	R$ 2,290,621	R$ 2,274,391	R$ 2,457,945